Fair Value of Financial Instruments - Fair Value (Detail) - Recurring [Member] - USD ($) $ in Thousands	Nov. 25, 2018	Nov. 26, 2017
Level 1 Inputs [Member]
Financial assets carried at fair value
Rabbi trust assets	$ 34,385	$ 31,139
Forward foreign exchange contracts	0	0
Total	34,385	31,139
Financial liabilities carried at fair value
Forward foreign exchange contracts	0	0
Level 2 Inputs [Member]
Financial assets carried at fair value
Rabbi trust assets	0	0
Forward foreign exchange contracts	18,372	6,296
Total	18,372	6,296
Financial liabilities carried at fair value
Forward foreign exchange contracts	4,447	23,799
Fair Value [Member]
Financial assets carried at fair value
Rabbi trust assets	34,385	31,139
Forward foreign exchange contracts	18,372	6,296
Total	52,757	37,435
Financial liabilities carried at fair value
Forward foreign exchange contracts	$ 4,447	$ 23,799